3. CASH AND CASH EQUIVALENTS (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 08, 1996
Cash And Cash Equivalents Details Narrative
Cash and cash equivalents	$ 46,701,216	$ 4,255,508	$ 14,512,198	$ 21,296,169	$ 0